INCOME TAX - Reconciliation of the tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Loss before tax	$ (104,228)	$ (58,790)
Tax at the statutory tax rate	(26,057)	(14,698)
Foreign rate differential	14,711	2,933
Expenses not deductible for tax	126	2,171
Income not subject to tax		(4)
Additional deductible allowance for qualified research and development costs	(2,338)	(1,681)
Unrecognized deferred tax assets	14,201	$ 11,279
Total	$ 643
Tax charge at the Group's effective rate	0.62%
Statutory tax rate	25.00%	25.00%